WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.4%
Education - 11.2%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$954,904
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	116,138
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	117,884
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	128,628
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	116,101
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	412,407
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	482,271
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	601,884
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	4.000%	7/1/46	2,000,000	2,389,748
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/30	2,250,000	2,956,490
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/31	1,300,000	1,516,029
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/32	1,400,000	1,632,067
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/36	1,835,000	2,133,109
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/30	2,000,000	2,562,321
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Refunding	5.000%	9/1/27	2,000,000	2,475,196

Total Education				18,595,177

Health Care - 8.7%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	750,000	964,149
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	555,831
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital Project, Refunding	5.000%	7/1/27	5,690,000	5,865,324

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	$5,000,000	$5,902,752	(a)(b)
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	1,000,000	1,180,882

Total Health Care				14,468,938

Housing - 2.5%
New York City, NY, HDC Revenue, New York City Housing Authority Program, Series A	5.000%	7/1/22	4,000,000	4,162,094

Industrial Revenue - 5.2%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	800,000	862,774	(c)(d)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	1,000,000	1,264,771
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	613,760	(d)
Terminal 4 John F. Kennedy International Airport Project, Series A	5.000%	12/1/25	1,120,000	1,316,942	(d)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/34	1,000,000	1,293,969
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/38	1,500,000	1,921,708
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,310,732	(c)

Total Industrial Revenue				8,584,656

Local General Obligation - 4.9%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Series C, Refunding	5.000%	8/1/29	5,000,000	6,495,417
New York City, NY, GO, Subseries F-1	5.000%	3/1/37	1,250,000	1,638,740

Total Local General Obligation				8,134,157

Power - 4.2%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	1,750,000	1,805,952	(a)(b)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,512,256	(a)(b)

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	$100,000	$98,000	*(e)
Series A	5.050%	7/1/42	70,000	68,600	*(e)
Series DDD, Refunding	5.000%	7/1/21	370,000	362,138	*(e)(f)
Series TT	5.000%	7/1/37	450,000	441,000	*(e)
Series XX	5.250%	7/1/40	215,000	211,506	*(e)
Series ZZ, Refunding	5.250%	7/1/18	100,000	96,875	*(f)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,250,000	1,387,688

Total Power				6,984,015

Pre-Refunded/Escrowed to Maturity - 5.1%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	600,000	680,151	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,133,586	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	453,434	(g)
MTA, NY, Transportation Revenue, Series A	5.000%	11/15/25	1,500,000	1,514,928	(g)
Nassau County, NY, Local Economic Assistance Corp. Revenue, Winthrop University Hospital Assistance Project, Refunding	5.000%	7/1/27	1,000,000	1,040,755	(g)
New York State Dormitory Authority Revenue:
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	283,396	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	566,793	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	566,793	(g)
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	292,303	(g)
Series A	5.000%	4/1/32	700,000	818,447	(g)
Series A	5.000%	4/1/34	1,040,000	1,215,978	(g)

Total Pre-Refunded/Escrowed to Maturity				8,566,564

Solid Waste/Resource Recovery - 1.2%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	751,547	(d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	1,246,857	(d)

Solid Waste/Resource Recovery				1,998,404

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 15.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	$3,000,000	$3,626,979
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	3,354,295
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	3,515,000	4,370,825
Group C, Series A	5.000%	3/15/42	3,060,000	3,712,481
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	4,000,000	4,992,316
Transportation, Series A	5.000%	3/15/23	500,000	537,459
Transportation, Series A	5.000%	3/15/25	1,000,000	1,073,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	210,000	193,858
Restructured, Series A-1	4.550%	7/1/40	40,000	46,029
Restructured, Series A-1	5.000%	7/1/58	750,000	868,394
Restructured, Series A-2	4.329%	7/1/40	70,000	79,575
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,461,416
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,600,000	1,577,743

Total Special Tax Obligation				25,895,000

State General Obligation - 0.1%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	250,000	214,688	*(e)

Transportation - 30.6%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	6,109,240
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,217,144
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	370,000	423,390
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,332,393
Series A-2	5.000%	5/15/30	1,250,000	1,632,778	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,185,509
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	725,000	865,865
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	2,187,012

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Series L, Refunding	5.000%	1/1/32	$1,250,000	$1,556,411
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines, Inc., John F. Kennedy International Airport Project	3.000%	8/1/31	600,000	652,013	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,462,982	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	6,200,415	(d)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,282,032	(d)
Consolidated Series 185	5.000%	9/1/26	5,935,000	6,752,798	(d)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	9,395,272	(d)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,651,319	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	4,000,000	5,146,956

Total Transportation				51,053,529

Water & Sewer - 4.2%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	1,057,042
Series A, Refunding	5.000%	7/1/27	1,000,000	1,171,573
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	1,250,000	1,359,375
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	1,500,000	1,630,401
Western Nassau County, NY, Water Authority, Water System Revenue:
Green Bonds, Series A	4.000%	4/1/41	450,000	544,215
Green Bonds, Series A	4.000%	4/1/46	1,000,000	1,195,195

Total Water & Sewer				6,957,801

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $144,809,476)				155,615,023

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 5.5%
MUNICIPAL BONDS - 5.5%
Education - 0.5%
New York State Dormitory Authority Revenue, City University, Series D, Refunding, LOC - TD Bank N.A.	0.020%	7/1/31	$800,000	$800,000	(h)(i)

General Obligations - 0.5%
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.010%	3/1/48	400,000	400,000	(h)(i)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	100,000	100,000	(h)(i)
Subseries I-4, LOC - TD Bank N.A.	0.010%	4/1/36	400,000	400,000	(h)(i)

Total General Obligations				900,000

Housing - 0.7%
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.050%	11/15/31	500,000	500,000	(d)(h)(i)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.030%	11/1/41	600,000	600,000	(d)(h)(i)

Total Housing				1,100,000

Other - 0.2%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.020%	11/1/38	400,000	400,000	(h)(i)

Tax Allocation - 0.7%
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.010%	8/1/45	700,000	700,000	(h)(i)
Subseries A, Refunding, SPA - TD Bank N.A.	0.010%	11/1/29	500,000	500,000	(h)(i)

Total Tax Allocation				1,200,000

Transportation - 1.1%
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.010%	11/1/31	400,000	400,000	(h)(i)
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen-Thueringen	0.010%	11/1/35	800,000	800,000	(h)(i)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.020%	11/1/32	150,000	150,000	(h)(i)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.010%	1/1/32	150,000	150,000	(h)(i)
Series F, Refunding, LOC - Citibank N.A.	0.010%	11/1/32	250,000	250,000	(h)(i)

Total Transportation				1,750,000

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 1.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	$2,300,000	$2,300,000	(h)(i)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	400,000	400,000	(h)(i)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	100,000	100,000	(h)(i)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.030%	6/15/48	100,000	100,000	(h)(i)

Total Water & Sewer				2,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,050,000)				9,050,000

TOTAL INVESTMENTS - 98.9% (Cost - $153,859,476)				164,665,023
Other Assets in Excess of Liabilities - 1.1%				1,894,842

TOTAL NET ASSETS - 100.0%				$166,559,865

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of August 31, 2021.

(f)	The maturity principal is currently in default as of August 31, 2021.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset Intermediate Maturity New York Municipals Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

9

Notes to Schedule of Investments (unaudited) (continued)

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$155,615,023	—	$155,615,023
Short-Term Investments†	—	9,050,000	—	9,050,000

Total Investments	—	$164,665,023	—	$164,665,023

†	See Schedule of Investments for additional detailed categorizations.

11